Shareholders' equity - Movement in number of ordinary shares (Details) $ / shares in Units, $ in Millions		6 Months Ended
	Feb. 14, 2022 AUD ($) $ / shares shares	Mar. 31, 2022 AUD ($) $ / shares shares	Sep. 30, 2021 $ / shares shares	Mar. 31, 2021 $ / shares shares	Sep. 30, 2020 $ / shares shares
Reconciliation of movement in number of ordinary shares
Value of shares acquired in off-market buy back | $		$ 3,502
Ordinary shares
Shareholders' equity
Par value | $ / shares				$ 0
Number of votes per ordinary shares | $ / shares				1
Reconciliation of movement in number of ordinary shares
Balance as at beginning of period		3,668,591,808	3,668,591,808	3,611,684,870
Dividend reinvestment plan				20,213,205
Dividend reinvestment plan underwrite				36,693,733
Issued shares for the period				56,906,938
Off-market share buy-back	(167,464,114)	(167,464,114)
Balance as at end of period		3,501,127,694	3,668,591,808	3,668,591,808	3,611,684,870
DRP - price per share for final dividend | $ / shares		$ 22.34		$ 19.83
DRP - price per share for interim dividend | $ / shares			$ 25.98
DRP underwrite - price per share | $ / shares					$ 19.59
Value of shares acquired in off-market buy back | $	$ 3,500
Number of shares acquired in an off-market share buy-back	167,464,114	167,464,114
Average price per share of shares repurchased in an off-market buy back | $ / shares	$ 20.90
Fully franked dividend component, per share | $ / shares	$ 9.56
Fully franked dividend component, aggregate value | $	$ 1,601
Off-market share buy-back, capital component per share | $ / shares	$ 11.34
Off-market share buy-back, transaction costs | $	$ 1,901
Ordinary shares | Shares purchased on the market for 2021 final dividend
Reconciliation of movement in number of ordinary shares
Dividend reinvestment plan		10,286,188
Ordinary shares | Shares purchased on the market for 2021 interim dividend
Reconciliation of movement in number of ordinary shares
Dividend reinvestment plan			9,085,937